Fair Value Accounting - Effect of Derivatives On Consolidated Statements of Income (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gain (loss) recognized in income on derivatives			$ (7,814)	$ 35,093	$ 18,317
Electric operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain recognized in income on derivatives			13,043	39,659	23,826
Purchased power
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of loss recognized in income on derivatives			(15,685)	(4,566)	(5,509)
Fuel used for electric generation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of loss recognized in income on derivatives			(5,172)	0	0
Derivatives Not Designated as Hedging Instrument | Price Risk Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gain (loss) recognized in income on derivatives	$ (6,093)	$ 1,885
Derivatives Not Designated as Hedging Instrument | Price Risk Derivative | Electric operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain recognized in income on derivatives	1,396	5,209
Derivatives Not Designated as Hedging Instrument | Price Risk Derivative | Purchased power
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of loss recognized in income on derivatives	(381)	(3,324)
Derivatives Not Designated as Hedging Instrument | Price Risk Derivative | Fuel used for electric generation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of loss recognized in income on derivatives	(7,108)	0
Accumulated Deferred Fuel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) associated with FTRs			(1,700)	11,900	(1,400)
Accumulated Deferred Fuel | Derivatives Not Designated as Hedging Instrument | Price Risk Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) associated with FTRs	(1,300)	(2,900)
Cleco Power
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gain (loss) recognized in income on derivatives			6,981	35,093	18,317
Cleco Power | Electric operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain recognized in income on derivatives			13,047	39,659	23,826
Cleco Power | Purchased power
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of loss recognized in income on derivatives			(6,066)	(4,566)	(5,509)
Cleco Power | Derivatives Not Designated as Hedging Instrument | Price Risk Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gain (loss) recognized in income on derivatives	645	3,223
Cleco Power | Derivatives Not Designated as Hedging Instrument | Price Risk Derivative | Electric operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain recognized in income on derivatives	1,396	5,206
Cleco Power | Derivatives Not Designated as Hedging Instrument | Price Risk Derivative | Purchased power
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of loss recognized in income on derivatives	(751)	(1,983)
Cleco Power | Accumulated Deferred Fuel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) associated with FTRs			$ (900)	$ 11,900	$ (1,400)
Cleco Power | Accumulated Deferred Fuel | Derivatives Not Designated as Hedging Instrument | Price Risk Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) associated with FTRs	$ (1,300)	$ (2,900)